UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

Annual Report

September 30, 2020

American Customer Satisfaction ETF
Ticker: ACSI

Reverse Cap Weighted U.S. Large Cap ETF
Ticker: RVRS

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exponential ETFs

Exponential ETFs

Letters to Shareholders
September 30, 2020 (Unaudited)

The American Customer Satisfaction ETF

The American Customer Satisfaction ETF (“ACSI” or the “Fund”) tracks the American Customer Satisfaction Investible Index (“ACSII” or the “Index”). The underlying strategy behind the Index was altered, beginning August 24, 2020, details below.

The Fund, via its index, uses an objective, rules-based methodology to measure the performance of U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”). Construction of the Index begins with over 400 ACSI Companies across 46 industries and 10 economic sectors. The initial universe is then screened to eliminate companies whose stock is not principally listed on a U.S. exchange, whose market capitalization is less than $1 billion, or for which the Customer Satisfaction Data is statistically insignificant. The Index is comprised of ACSI Companies in the 25 industries (as classified by the Customer Satisfaction Data) with the highest customer retention, and the company(ies) with the highest ACSI Score (described below) in each such industry will be included in the Index (the “Index Companies”). One to three ACSI Companies from each industry are included in the Index based on the number of ACSI Companies in a given industry. The Index will generally be comprised of 25 to 35 companies at the time of each rebalance of the Index.

The Advisor believes that companies who possess higher satisfaction among their customers have higher cash flows, higher profitability, and higher relative stock appreciation over the long term. The source of this data – The American Customer Satisfaction Index – is recognized as a world leader in the measurement and analysis of customer satisfaction. It is the only national cross-industry measure of customer satisfaction in the United States.

The information presented in this report relates to the twelve-month period ended September 30, 2020 (the “current fiscal period”).

For the current fiscal period, ACSI generated a total return of 11.44% (NAV) and 11.66% (Market). This compares to the 12.12% total return of its Index, and the 15.15% total return of the benchmark, the S&P 500, for the same period.

From a sector perspective, Consumer Discretionary, Communication Services, and Information Technology were the leading contributors while Utilities, Financials, and Health Care were the leading detractors.

Reviewing individual stocks, leading contributors included Apple, Amazon, and Netflix, most of which had the highest customer satisfaction scores in their aggregate industries. Conversely, leading detractors included Alaska Air, Centerpoint Energy, and Citigroup.

Exponential ETFs

Letters to Shareholders
September 30, 2020 (Unaudited) (Continued)

Reverse Cap Weighted U.S. Large Cap ETF

The Reverse Cap Weighted U.S. Large Cap ETF (“RVRS” or the “Fund”) tracks the Reverse Cap Weighted U.S. Large Cap Index (“REVERSE” or the “Index”). The Fund, via its index, provides exposure to the companies in the S&P 500 Index. However, while traditional market cap weighted indexes such as the S&P 500 weight companies inside the index by their relative market capitalization, RVRS does the opposite, weighting companies by the inverse of their relative market cap. By investing smallest-to-biggest, the Fund tilts investment exposure to the smaller end of the market cap spectrum within the large cap space.

For the current fiscal period, RVRS generated a total return of -6.70% (NAV) and -6.60% (Market). This compares to the -6.84% total return of the Index, and the 15.15% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Health Care, Industrials, and Information Technology sectors. From an individual stock perspective, L Brands, Rollins, and Abiomed were the top contributors.

Leading detractors to Fund performance include the Energy, Real Estate, and Financials sectors. From an individual stock perspective, Coty, Alliance Data Systems, and Macy’s were the top detractors.

Must be preceded or accompanied by a prospectus

Past performance is no guarantee of future results.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Funds’ holdings, please refer to the Schedules of Investments in this report.

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors.

American Customer Satisfaction Investable Index is an objective, rules-based methodology to measure the performance of (i) large capitalization U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI

Exponential ETFs

Letters to Shareholders
September 30, 2020 (Unaudited) (Continued)

Companies”) and (ii) U.S. sector-specific exchange-traded funds (“ETFs”) used by the Index to supplement its exposure to sectors for which there are too few ACSI Companies to achieve the target sector weights at the time of each rebalance. The Index is sector-weighted to reflect the overall U.S. large cap market, and security-weighted based on the Customer Satisfaction Data. You cannot invest directly in an index.

The S&P 500 Index is a widely recognized capitalization-weighted Index of 500 common stock prices in U.S. companies.

Cash flow is the total amount of money being transferred into and out of a business, especially as affecting liquidity.

The Reverse Cap Weighted U.S. Large Cap Index is a rules-based, reverse capitalization weighted index comprised of the 500 largest U.S.-listed companies as measured by their free-float market capitalization contained within the S&P 500 universe. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap spectrum, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. You cannot invest directly in an index.

Distributed by Foreside Fund Services, LLC.

American Customer Satisfaction ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns September 30, 2020	1 Year	Since Inception (10/31/2016)
American Customer Satisfaction ETF – NAV	11.44%	12.14%
American Customer Satisfaction ETF – Market	11.66%	12.20%
American Customer Satisfaction Investable Index	12.12%	12.98%
S&P 500® Index	15.15%	14.69%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2016 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Reverse Cap Weighted U.S. Large Cap ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns September 30, 2020	1 Year	Since Inception (10/31/2017)
Reverse Cap Weighted U.S. Large Cap ETF – NAV	-6.70%	1.92%
Reverse Cap Weighted U.S. Large Cap ETF – Market	-6.60%	1.95%
Reverse Cap Weighted U.S. Large Cap Index	-6.84%	2.04%
S&P 500® Index	15.15%	11.77%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Exponential ETFs

Portfolio Allocation
As of September 30, 2020 (Unaudited)

American Customer Satisfaction ETF

Sector	Percentage of Net Assets
Information Technology (a)	26.7%
Consumer Staples	19.1
Consumer Discretionary	16.2
Financials	11.7
Communication Services	9.4
Industrials	9.1
Health Care	3.9
Utilities	3.8
Short-Term Investments	0.1
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Reverse Cap Weighted U.S. Large Cap ETF

Sector	Percentage of Net Assets
Consumer Discretionary	17.6%
Industrials	14.9
Financials	13.3
Information Technology	12.6
Health Care	8.7
Energy	8.2
Real Estate	7.6
Materials	6.2
Utilities	4.9
Consumer Staples	4.2
Communication Services	1.5
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.1
Total	100.0%

American Customer Satisfaction ETF

Schedule of Investments
September 30, 2020

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 9.4%
23,966	Pinterest, Inc. (a)	$994,829
13,657	T-Mobile US, Inc. (a)	1,561,814
26,844	Verizon Communications, Inc.	1,596,950
132,811	Vonage Holdings Corporation (a)	1,358,656
		5,512,249
	Consumer Discretionary — 16.2%
668	Chipotle Mexican Grill, Inc. (a)	830,798
18,243	Etsy, Inc. (a)	2,218,896
49,941	Hanesbrands, Inc.	786,571
27,513	Hilton Worldwide Holdings, Inc.	2,347,409
44,732	L Brands, Inc.	1,422,925
5,215	Ulta Beauty, Inc. (a)	1,168,056
6,063	Walt Disney Company	752,297
		9,526,952
	Consumer Staples — 19.1%
5,718	Costco Wholesale Corporation	2,029,890
35,720	CVS Health Corporation	2,086,048
17,631	Hershey Company	2,527,228
9,310	PepsiCo, Inc.	1,290,366
19,006	Procter & Gamble Company	2,641,644
4,809	Walmart, Inc.	672,827
		11,248,003
	Financials — 11.7%
22,452	Allstate Corporation	2,113,631
3,098	Berkshire Hathaway, Inc. - Class B (a)	659,688
60,450	Charles Schwab Corporation	2,190,104
20,383	Citigroup, Inc.	878,711
27,302	Truist Financial Corporation	1,038,841
		6,880,975
	Health Care — 3.9%
5,552	Humana, Inc.	2,297,917
	Industrials — 9.1%
11,311	FedEx Corporation	2,844,943
67,697	Southwest Airlines Company	2,538,637
		5,383,580

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 26.7 (b)
1,644	Alphabet, Inc. - Class C (a)	$2,416,022
1,839	Amazon.com, Inc. (a)	5,790,515
43,180	Apple, Inc.	5,000,676
3,959	Microsoft Corporation	832,697
3,442	Netflix, Inc. (a)	1,721,103
		15,761,013
	Utilities — 3.8%
7,537	Atmos Energy Corporation	720,462
38,343	CenterPoint Energy, Inc.	741,937
2,821	NextEra Energy, Inc.	782,997
		2,245,396
	TOTAL COMMON STOCKS (Cost $56,199,285)	58,856,085

	SHORT-TERM INVESTMENTS — 0.0%
53,726	First American Government Obligations Fund, Class X, 0.07% (c)	53,726
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,276)	53,726
	TOTAL INVESTMENTS — 100.0% (Cost $56,253,011)	58,909,811
	Other Assets in Excess of Liabilities — 0.0% (d)	1,904
	NET ASSETS — 100.0%	$58,911,715

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of September 30, 2020.
(d)	Represents less than 0.05%.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 1.5%
64	AT&T, Inc.	$1,825
3,999	CenturyLink, Inc.	40,350
9	Charter Communications, Inc. - Class A (a)	5,619
1,625	DISH Network Corporation - Class A (a)	47,174
971	Live Nation Entertainment, Inc. (a)	52,317
115	Motorola Solutions, Inc.	18,033
60	T-Mobile US, Inc. (a)	6,862
31	Verizon Communications, Inc.	1,844
988	ViacomCBS, Inc. - Class B	27,674
		201,698
	Consumer Discretionary — 17.6%
280	Advance Auto Parts, Inc.	42,980
228	Aptiv plc	20,903
14	AutoZone, Inc. (a)	16,487
178	Best Buy Company, Inc.	19,810
3	Booking Holdings, Inc. (a)	5,132
1,247	BorgWarner, Inc.	48,309
252	CarMax, Inc. (a)	23,161
2,807	Carnival Corporation	42,610
10	Chipotle Mexican Grill, Inc. (a)	12,437
60	Comcast Corporation - Class A	2,776
300	D.R. Horton, Inc.	22,689
445	Darden Restaurants, Inc.	44,829
1,277	Discovery, Inc. - Class A (a)	27,800
823	Discovery, Inc. - Class C (a)	16,131
49	Dollar General Corporation	10,272
231	Dollar Tree, Inc. (a)	21,100
80	Domino’s Pizza, Inc.	34,023
305	Etsy, Inc. (a)	37,097
342	Expedia Group, Inc.	31,358
2,459	Ford Motor Company	16,377
380	Fox Corporation - Class A	10,575
799	Fox Corporation - Class B	22,348
7,252	Gap, Inc.	123,502
296	Garmin, Ltd.	28,079

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer Discretionary — 17.6% (Continued)
425	General Motors Company	$12,576
334	Genuine Parts Company	31,787
5,568	Hanesbrands, Inc.	87,696
574	Hasbro, Inc.	47,481
199	Hilton Worldwide Holdings, Inc.	16,979
6	Home Depot, Inc.	1,666
3,697	Interpublic Group of Companies, Inc.	61,629
2,172	L Brands, Inc.	69,091
507	Las Vegas Sands Corporation	23,657
1,956	Leggett & Platt, Inc.	80,529
310	Lennar Corporation - Class A	25,321
1,486	LKQ Corporation (a)	41,207
26	Lowe’s Companies, Inc.	4,312
157	Marriott International, Inc. - Class A	14,535
14	McDonald’s Corporation	3,073
1,939	MGM Resorts International	42,173
895	Mohawk Industries, Inc. (a)	87,343
4,577	Newell Brands, Inc.	78,541
962	News Corporation - Class A	13,487
3,080	News Corporation - Class B	43,058
29	NIKE, Inc. - Class B	3,641
4,891	Norwegian Cruise Line Holdings, Ltd. (a)	83,685
9	NVR, Inc. (a)	36,748
737	Omnicom Group, Inc.	36,481
28	O’Reilly Automotive, Inc. (a)	12,910
919	PulteGroup, Inc.	42,540
1,603	PVH Corporation	95,603
1,732	Ralph Lauren Corporation	117,724
148	Ross Stores, Inc.	13,811
488	Royal Caribbean Cruises, Ltd.	31,588
53	Starbucks Corporation	4,554
7,811	Tapestry, Inc.	122,086
43	Target Corporation	6,769
287	Tiffany & Company	33,249
128	TJX Companies, Inc.	7,123

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer Discretionary — 17.6% (Continued)
195	Tractor Supply Company	$27,951
140	Ulta Beauty, Inc. (a)	31,357
5,602	Under Armour, Inc. - Class A (a)	62,910
6,803	Under Armour, Inc. - Class C (a)	66,942
311	V.F. Corporation	21,848
15	Walt Disney Company	1,861
262	Whirlpool Corporation	48,179
612	Wynn Resorts, Ltd.	43,948
168	Yum! Brands, Inc.	15,338
		2,435,772
	Consumer Staples — 4.2%
130	Altria Group, Inc.	5,023
384	Archer-Daniels-Midland Company	17,852
390	Brown-Forman Corporation - Class B	29,375
1,114	Campbell Soup Company	53,884
214	Church & Dwight Company, Inc.	20,054
80	Clorox Company	16,814
51	Coca-Cola Company	2,518
93	Colgate-Palmolive Company	7,175
679	Conagra Brands, Inc.	24,247
74	Constellation Brands, Inc. - Class A	14,024
10	Costco Wholesale Corporation	3,550
97	CVS Health Corporation	5,665
44	Estee Lauder Companies, Inc. - Class A	9,603
193	General Mills, Inc.	11,904
140	Hershey Company	20,068
626	Hormel Foods Corporation	30,605
290	J.M. Smucker Company	33,501
376	Kellogg Company	24,286
58	Kimberly-Clark Corporation	8,564
630	Kraft Heinz Company	18,868
467	Kroger Company	15,836
807	Lamb Weston Holdings, Inc.	53,480
91	McCormick & Company, Inc.	17,663
1,656	Molson Coors Brewing Company - Class B	55,575

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer Staples — 4.2% (Continued)
96	Mondelez International, Inc. - Class A	$5,515
183	Monster Beverage Corporation (a)	14,677
17	PepsiCo, Inc.	2,356
51	Philip Morris International, Inc.	3,824
10	Procter & Gamble Company	1,390
251	Sysco Corporation	15,617
399	Tyson Foods, Inc. - Class A	23,733
467	Walgreens Boots Alliance, Inc.	16,775
21	Walmart, Inc.	2,938
		586,959
	Energy — 8.2%
5,685	Apache Corporation	53,837
3,301	Baker Hughes Company	43,870
3,415	Cabot Oil & Gas Corporation	59,284
37	Chevron Corporation	2,664
906	Concho Resources, Inc.	39,973
332	ConocoPhillips	10,903
10,735	Devon Energy Corporation	101,553
2,296	Diamondback Energy, Inc.	69,156
422	EOG Resources, Inc.	15,167
71	Exxon Mobil Corporation	2,437
2,036	Halliburton Company	24,534
753	Hess Corporation	30,820
5,893	HollyFrontier Corporation	116,151
1,285	Kinder Morgan, Inc.	15,844
23,838	Marathon Oil Corporation	97,497
621	Marathon Petroleum Corporation	18,220
7,980	National Oilwell Varco, Inc.	72,299
10,030	Noble Energy, Inc.	85,757
3,641	Occidental Petroleum Corporation	36,446
1,438	ONEOK, Inc.	37,359
301	Phillips 66	15,604
284	Pioneer Natural Resources Company	24,421
886	Schlumberger, Ltd.	13,786
17,754	TechnipFMC plc	112,028

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Energy — 8.2% (Continued)
428	Valero Energy Corporation	$18,541
880	Williams Companies, Inc.	17,292
		1,135,443
	Financials — 13.3%
481	Aflac, Inc.	17,484
166	Allstate Corporation	15,627
62	American Express Company	6,215
598	American International Group, Inc.	16,463
155	Ameriprise Financial, Inc.	23,887
48	Aon plc - Class A	9,902
222	Arthur J. Gallagher & Company	23,439
510	Assurant, Inc.	61,868
88	Bank of America Corporation	2,120
399	Bank of New York Mellon Corporation	13,702
6	Berkshire Hathaway, Inc. - Class B (a)	1,278
9	BlackRock, Inc.	5,072
186	Capital One Financial Corporation	13,366
508	Cboe Global Markets, Inc.	44,572
302	Charles Schwab Corporation	10,941
64	Chubb, Ltd.	7,432
469	Cincinnati Financial Corporation	36,568
73	Citigroup, Inc.	3,147
1,432	Citizens Financial Group, Inc.	36,201
44	CME Group, Inc.	7,362
1,913	Comerica, Inc.	73,172
458	Discover Financial Services	26,463
696	E*TRADE Financial Corporation	34,835
246	Everest Re Group, Ltd.	48,595
1,374	Fifth Third Bancorp	29,294
203	First Republic Bank	22,139
3,769	Franklin Resources, Inc.	76,699
663	Globe Life, Inc.	52,974
32	Goldman Sachs Group, Inc.	6,431
764	Hartford Financial Services Group, Inc.	28,161
4,555	Huntington Bancshares, Inc.	41,769

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Financials — 13.3% (Continued)
89	Intercontinental Exchange, Inc.	$8,904
9,364	Invesco, Ltd.	106,843
13	JPMorgan Chase & Company	1,252
2,821	KeyCorp	33,655
1,724	Lincoln National Corporation	54,013
1,411	Loews Corporation	49,032
318	M&T Bank Corporation	29,285
58	MarketAxess Holdings, Inc.	27,932
68	Marsh & McLennan Companies, Inc.	7,800
391	MetLife, Inc.	14,533
35	Moody’s Corporation	10,145
137	Morgan Stanley	6,624
45	MSCI, Inc.	16,055
234	Nasdaq, Inc.	28,714
308	Northern Trust Corporation	24,015
8,859	People’s United Financial, Inc.	91,336
81	PNC Financial Services Group, Inc.	8,903
948	Principal Financial Group, Inc.	38,176
91	Progressive Corporation	8,615
238	Prudential Financial, Inc.	15,118
638	Raymond James Financial, Inc.	46,421
3,421	Regions Financial Corporation	39,444
16	S&P Global, Inc.	5,770
278	State Street Corporation	16,494
131	SVB Financial Group (a)	31,521
1,242	Synchrony Financial	32,503
115	T. Rowe Price Group, Inc.	14,745
131	Travelers Companies, Inc.	14,173
222	Truist Financial Corporation	8,447
5,674	Unum Group	95,493
220	US Bancorp	7,887
193	Wells Fargo & Company	4,537
82	Willis Towers Watson plc	17,123
821	WR Berkley Corporation	50,204

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Financials — 13.3% (Continued)
2,459	Zions Bancorporation	$71,852
		1,834,742
	Health Care — 8.7%
24	Abbott Laboratories	2,612
27	AbbVie, Inc.	2,365
133	ABIOMED, Inc. (a)	36,849
158	Agilent Technologies, Inc.	15,949
161	Alexion Pharmaceuticals, Inc. (a)	18,423
68	Align Technology, Inc. (a)	22,260
333	AmerisourceBergen Corporation	32,274
14	Amgen, Inc.	3,558
23	Anthem, Inc.	6,178
134	Baxter International, Inc.	10,776
29	Becton Dickinson and Company	6,748
38	Biogen, Inc. (a)	10,780
91	Bio-Rad Laboratories, Inc. - Class A (a)	46,907
186	Boston Scientific Corporation (a)	7,107
60	Bristol-Myers Squibb Company	3,617
633	Cardinal Health, Inc.	29,719
395	Catalent, Inc. (a)	33,836
222	Centene Corporation (a)	12,949
289	Cerner Corporation	20,892
39	Cigna Corporation	6,607
89	Cooper Companies, Inc.	30,004
19	Danaher Corporation	4,091
755	DaVita, Inc. (a)	64,666
1,048	DENTSPLY SIRONA, Inc.	45,829
30	DexCom, Inc. (a)	12,367
105	Edwards Lifesciences Corporation (a)	8,381
25	Eli Lilly & Company	3,700
84	Gilead Sciences, Inc.	5,308
94	HCA Healthcare, Inc.	11,720
744	Henry Schein, Inc. (a)	43,732
524	Hologic, Inc. (a)	34,830
22	Humana, Inc.	9,106

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 8.7% (Continued)
39	IDEXX Laboratories, Inc. (a)	$15,331
27	Illumina, Inc. (a)	8,345
300	Incyte Corporation (a)	26,922
7	Intuitive Surgical, Inc. (a)	4,967
93	IQVIA Holdings, Inc. (a)	14,660
7	Johnson & Johnson	1,042
154	Laboratory Corporation of America Holdings (a)	28,993
120	McKesson Corporation	17,872
35	Medtronic plc	3,637
27	Merck & Company, Inc.	2,240
21	Mettler-Toledo International, Inc. (a)	20,281
3,540	Mylan NV (a)	52,498
315	PerkinElmer, Inc.	39,536
1,296	Perrigo Company plc	59,499
66	Pfizer, Inc.	2,422
287	Quest Diagnostics, Inc.	32,859
13	Regeneron Pharmaceuticals, Inc. (a)	7,277
105	ResMed, Inc.	18,000
216	STERIS plc	38,057
36	Stryker Corporation	7,501
65	Teleflex, Inc.	22,127
8	Thermo Fisher Scientific, Inc.	3,532
5	UnitedHealth Group, Inc.	1,559
460	Universal Health Services, Inc. - Class B	49,229
168	Varian Medical Systems, Inc. (a)	28,896
25	Vertex Pharmaceuticals, Inc. (a)	6,803
174	Waters Corporation (a)	34,048
91	West Pharmaceutical Services, Inc.	25,016
113	Zimmer Biomet Holdings, Inc.	15,384
41	Zoetis, Inc.	6,780
		1,199,453
	Industrials — 14.9%
30	3M Company	4,805
1,434	A.O. Smith Corporation	75,715
2,235	Alaska Air Group, Inc.	81,868

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 14.9% (Continued)
499	Allegion plc	$49,356
4,855	American Airlines Group, Inc.	59,668
201	AMETEK, Inc.	19,979
30	Boeing Company	4,958
357	C.H. Robinson Worldwide, Inc.	36,482
592	Carrier Global Corporation	18,080
39	Caterpillar, Inc.	5,817
48	Cintas Corporation	15,976
209	Copart, Inc. (a)	21,978
105	CSX Corporation	8,155
75	Cummins, Inc.	15,837
33	Deere & Company	7,314
710	Delta Air Lines, Inc.	21,712
264	Dover Corporation	28,602
109	Eaton Corporation plc	11,121
158	Emerson Electric Company	10,360
136	Equifax, Inc.	21,338
356	Expeditors International of Washington, Inc.	32,225
372	Fastenal Company	16,774
38	FedEx Corporation	9,558
4,060	Flowserve Corporation	110,797
270	Fortive Corporation	20,577
489	Fortune Brands Home & Security, Inc.	42,308
86	General Dynamics Corporation	11,905
1,268	General Electric Company	7,900
23	Honeywell International, Inc.	3,786
3,744	Howmet Aerospace, Inc.	62,600
519	Huntington Ingalls Industries, Inc.	73,049
192	IDEX Corporation	35,023
196	IHS Markit, Ltd.	15,388
42	Illinois Tool Works, Inc.	8,115
996	Ingersoll Rand, Inc. (a)	35,458
294	J.B. Hunt Transport Services, Inc.	37,156
415	Jacobs Engineering Group, Inc.	38,499
368	Johnson Controls International plc	15,033

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 14.9% (Continued)
139	Kansas City Southern	$25,135
64	L3Harris Technologies, Inc.	10,870
13	Lockheed Martin Corporation	4,983
548	Masco Corporation	30,211
5,491	Nielsen Holdings plc	77,862
41	Norfolk Southern Corporation	8,774
26	Northrop Grumman Corporation	8,203
123	Old Dominion Freight Line, Inc.	22,253
279	Otis Worldwide Corporation	17,415
180	PACCAR, Inc.	15,350
84	Parker-Hannifin Corporation	16,997
1,369	Pentair plc	62,659
1,235	Quanta Services, Inc.	65,282
85	Raytheon Technologies Corporation	4,891
249	Republic Services, Inc.	23,244
1,405	Robert Half International, Inc.	74,381
76	Rockwell Automation, Inc.	16,772
1,048	Rollins, Inc.	56,791
26	Roper Technologies, Inc.	10,273
367	Snap-on, Inc.	53,997
503	Southwest Airlines Company	18,862
112	Stanley Black & Decker, Inc.	18,166
123	Teledyne Technologies, Inc. (a)	38,156
1,332	Textron, Inc.	48,072
140	Trane Technologies plc	16,975
33	TransDigm Group, Inc.	15,679
20	Union Pacific Corporation	3,937
1,066	United Airlines Holdings, Inc. (a)	37,044
25	United Parcel Service, Inc. - Class B	4,166
204	United Rentals, Inc. (a)	35,598
84	Verisk Analytics, Inc.	15,566
79	W.W. Grainger, Inc.	28,185
536	Wabtec Corporation	33,168
101	Waste Management, Inc.	11,430

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 14.9% (Continued)
383	Xylem, Inc.	$32,218
		2,058,837
	Information Technology — 12.6%
13	Accenture plc - Class A	2,938
95	Activision Blizzard, Inc.	7,690
5	Adobe, Inc. (a)	2,452
58	Advanced Micro Devices, Inc. (a)	4,755
239	Akamai Technologies, Inc. (a)	26,419
130	Amphenol Corporation- Class A	14,075
90	Analog Devices, Inc.	10,507
52	ANSYS, Inc. (a)	17,016
2	Apple, Inc.	232
144	Applied Materials, Inc.	8,561
188	Arista Networks, Inc. (a)	38,903
37	Autodesk, Inc. (a)	8,547
56	Automatic Data Processing, Inc.	7,811
9	Broadcom, Inc.	3,279
217	Broadridge Financial Solutions, Inc.	28,644
146	Cadence Design Systems, Inc. (a)	15,568
246	CDW Corporation	29,404
65	Cisco Systems, Inc.	2,560
197	Citrix Systems, Inc.	27,129
191	Cognizant Technology Solutions Corporation - Class A	13,259
585	Corning, Inc.	18,960
4,248	DXC Technology Company	75,827
249	eBay, Inc.	12,973
97	Electronic Arts, Inc. (a)	12,650
463	F5 Networks, Inc. (a)	56,843
3	Facebook, Inc. - Class A (a)	786
36	Fidelity National Information Services, Inc.	5,299
84	Fiserv, Inc. (a)	8,656
96	FleetCor Technologies, Inc. (a)	22,858
2,822	FLIR Systems, Inc.	101,169
246	Fortinet, Inc. (a)	28,981
298	Gartner, Inc. (a)	37,235

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 12.6% (Continued)
51	Global Payments, Inc.	$9,057
3,867	Hewlett Packard Enterprise Company	36,234
865	HP, Inc.	16,426
43	Intel Corporation	2,227
32	International Business Machines Corporation	3,893
16	Intuit, Inc.	5,219
464	IPG Photonics Corporation (a)	78,866
224	Jack Henry & Associates, Inc.	36,420
2,553	Juniper Networks, Inc.	54,889
271	Keysight Technologies, Inc. (a)	26,769
80	KLA-Tencor Corporation	15,499
28	Lam Research Corporation	9,289
437	Leidos Holdings, Inc.	38,959
5	Mastercard, Inc. - Class A	1,691
364	Maxim Integrated Products, Inc.	24,610
155	Microchip Technology, Inc.	15,928
191	Micron Technology, Inc. (a)	8,969
1	Microsoft Corporation	210
957	NetApp, Inc.	41,955
5	Netflix, Inc. (a)	2,500
1,415	NortonLifeLock, Inc.	29,489
3	NVIDIA Corporation	1,624
75	Oracle Corporation	4,477
244	Paychex, Inc.	19,464
125	Paycom Software, Inc. (a)	38,912
12	PayPal Holdings, Inc. (a)	2,364
285	Qorvo, Inc. (a)	36,768
30	QUALCOMM, Inc.	3,530
8	salesforce.com, Inc. (a)	2,011
943	Seagate Technology plc	46,462
12	ServiceNow, Inc. (a)	5,820
142	Skyworks Solutions, Inc.	20,661
69	Synopsys, Inc. (a)	14,765
153	Take-Two Interactive Software, Inc. (a)	25,279
144	TE Connectivity, Ltd.	14,075

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 12.6% (Continued)
446	Teradyne, Inc.	$35,439
30	Texas Instruments, Inc.	4,284
364	Twitter, Inc. (a)	16,198
104	Tyler Technologies, Inc. (a)	36,250
109	VeriSign, Inc. (a)	22,329
6	Visa, Inc. - Class A	1,200
1,038	Western Digital Corporation	37,939
2,098	Western Union Company	44,960
7,349	Xerox Holdings Corporation	137,941
181	Xilinx, Inc.	18,867
126	Zebra Technologies Corporation - Class A (a)	31,810
		1,734,514
	Materials — 6.2%
23	Air Products & Chemicals, Inc.	6,851
484	Albemarle Corporation	43,212
2,401	Amcor plc	26,531
386	Avery Dennison Corporation	49,346
207	Ball Corporation	17,206
346	Celanese Corporation	37,178
1,943	CF Industries Holdings, Inc.	59,670
711	Corteva, Inc.	20,484
267	Dow, Inc.	12,562
182	DuPont de Nemours, Inc.	10,097
542	Eastman Chemical Company	42,341
44	Ecolab, Inc.	8,793
300	FMC Corporation	31,773
1,236	Freeport-McMoRan, Inc.	19,331
282	International Flavors & Fragrances, Inc.	34,531
764	International Paper Company	30,973
14	Linde plc	3,334
343	LyondellBasell Industries NV - Class A	24,178
159	Martin Marietta Materials, Inc.	37,422
3,886	Mosaic Company	70,997
135	Newmont Mining Corporation	8,566
689	Nucor Corporation	30,909

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Materials — 6.2% (Continued)
425	Packaging Corporation of America	$46,346
131	PPG Industries, Inc.	15,992
1,857	Sealed Air Corporation	72,070
12	Sherwin-Williams Company	8,361
221	Vulcan Materials Company	29,954
1,675	WestRock Company	58,190
		857,198
	Real Estate — 7.6%
141	Alexandria Real Estate Equities, Inc.	22,560
17	American Tower Corporation	4,109
2,191	Apartment Investment & Management Company - Class A	73,881
124	AvalonBay Communities, Inc.	18,518
419	Boston Properties, Inc.	33,646
589	CBRE Group, Inc. - Class A (a)	27,666
42	Crown Castle International Corporation	6,993
85	Digital Realty Trust, Inc.	12,475
847	Duke Realty Corporation	31,254
9	Equinix, Inc.	6,841
396	Equity Residential	20,327
139	Essex Property Trust, Inc.	27,910
302	Extra Space Storage, Inc.	32,311
987	Federal Realty Investment Trust	72,485
1,060	Healthpeak Properties, Inc.	28,779
4,549	Host Hotels & Resorts, Inc.	49,084
1,745	Iron Mountain, Inc.	46,749
6,598	Kimco Realty Corporation	74,293
286	Mid-America Apartment Communities, Inc.	33,162
64	Prologis, Inc.	6,440
67	Public Storage	14,922
320	Realty Income Corporation	19,440
1,563	Regency Centers Corporation	59,425
45	SBA Communications Corporation	14,332
303	Simon Property Group, Inc.	19,598
2,581	SL Green Realty Corporation	119,681
1,243	UDR, Inc.	40,534

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Real Estate — 7.6% (Continued)
621	Ventas, Inc.	$26,057
2,157	Vornado Realty Trust	72,712
293	Welltower, Inc.	16,141
742	Weyerhaeuser Company	21,162
		1,053,487
	Utilities — 4.9%
2,243	AES Corporation	40,621
645	Alliant Energy Corporation	33,314
297	Ameren Corporation	23,487
148	American Electric Power Company, Inc.	12,096
123	American Water Works Company, Inc.	17,820
392	Atmos Energy Corporation	37,471
2,126	CenterPoint Energy, Inc.	41,138
420	CMS Energy Corporation	25,792
256	Consolidated Edison, Inc.	19,917
89	Dominion Energy, Inc.	7,025
170	DTE Energy Company	19,557
95	Duke Energy Corporation	8,413
443	Edison International	22,522
239	Entergy Corporation	23,549
749	Evergy, Inc.	38,064
176	Eversource Energy	14,705
341	Exelon Corporation	12,194
976	FirstEnergy Corporation	28,021
13	NextEra Energy, Inc.	3,608
2,406	NiSource, Inc.	52,932
1,681	NRG Energy, Inc.	51,674
775	Pinnacle West Capital Corporation	57,776
743	PPL Corporation	20,217
340	Public Service Enterprise Group, Inc.	18,670
108	Sempra Energy	12,783
158	Southern Company	8,567
156	WEC Energy Group, Inc.	15,116

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
September 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Utilities — 4.9% (Continued)
178	Xcel Energy, Inc.	$12,284
		679,333
	TOTAL COMMON STOCKS (Cost $15,094,459)	13,777,436

	SHORT-TERM INVESTMENTS — 0.1%
13,007	First American Government Obligations Fund, Class X, 0.07% (b)	13,007
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,007)	13,007
	TOTAL INVESTMENTS — 99.8% (Cost $15,107,466)	13,790,443
	Other Assets in Excess of Liabilities — 0.2%	20,821
	NET ASSETS — 100.0%	$13,811,264

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of September 30, 2020.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

Statements of Assets and Liabilities
September 30, 2020

ASSETS	American Customer Satisfaction ETF	Reverse Cap Weighted U.S. Large Cap ETF
Investments in securities, at value*	$58,909,811	$13,790,443
Dividends and interest receivable	33,148	24,223
Total assets	$58,942,959	$13,814,666

LIABILITIES
Management fees payable	31,244	3,402
Total liabilities	31,244	3,402

NET ASSETS	$58,911,715	$13,811,264

Net assets consist of:
Paid-in capital	$64,123,398	$16,256,230
Total distributable earnings (accumulated deficit)	(5,211,683)	(2,444,966)
Net assets	$58,911,715	$13,811,264

Net asset value:
Net assets	$58,911,715	$13,811,264
Shares outstanding^	1,575,000	900,000
Net asset value, offering and redemption price per share	$37.40	$15.35

*Identified Cost:
Investments in securities	$56,253,011	$15,107,466

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

Statements of Operations
For the Year Ended September 30, 2020

INCOME	American Customer Satisfaction ETF	Reverse Cap Weighted U.S. Large Cap ETF
Dividends*	$1,131,849	$241,411
Interest	527	118
Total investment income	1,132,376	241,529

EXPENSES
Management fees	364,516	30,344
Total expenses	364,516	30,344
Net investment income (loss)	767,860	211,185

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,001,858	(456,757)
Change in unrealized appreciation (depreciation) on investments	781,175	(516,362)
Net realized and unrealized gain (loss) on investments	4,783,033	(973,119)
Net increase (decrease) in net assets resulting from operations	$5,550,893	$(761,934)

*	Net of foreign taxes withheld of $0 and $15, respectively.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Statements of Changes in Net Assets

	Year Ended September 30, 2020	Year Ended September 30, 2019
OPERATIONS
Net investment income (loss)	$767,860	$903,616
Net realized gain (loss) on investments	4,001,858	5,106,590
Change in unrealized appreciation (depreciation) on investments	781,175	(4,906,985)
Net increase (decrease) in net assets resulting from operations	5,550,893	1,103,221

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(991,046)	(778,066)
Total distributions to shareholders	(991,046)	(778,066)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	66,550,165	34,660,945
Payments for shares redeemed	(70,197,213)	(34,834,770)
Net increase (decrease) in net assets derived from capital share transactions (a)	(3,647,048)	(173,825)
Net increase (decrease) in net assets	$912,799	$151,330

NET ASSETS
Beginning of year	$57,998,916	$57,847,586
End of year	$58,911,715	$57,998,916

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,900,000	1,050,000
Redemptions	(2,025,000)	(1,050,000)
Net increase (decrease)	(125,000)	—

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Statements of Changes in Net Assets

	Year Ended September 30, 2020	Year Ended September 30, 2019
OPERATIONS
Net investment income (loss)	$211,185	$155,608
Net realized gain (loss) on investments	(456,757)	812,775
Change in unrealized appreciation (depreciation) on investments	(516,362)	(755,788)
Net increase (decrease) in net assets resulting from operations	(761,934)	212,595

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(177,756)	(88,215)
Total distributions to shareholders	(177,756)	(88,215)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,509,230	13,069,455
Payments for shares redeemed	(8,970,335)	(9,883,650)
Net increase (decrease) in net assets derived from capital share transactions (a)	5,538,895	3,185,805
Net increase (decrease) in net assets	$4,599,205	$3,310,185

NET ASSETS
Beginning of year	$9,212,059	$5,901,874
End of year	$13,811,264	$9,212,059

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	950,000	800,000
Redemptions	(600,000)	(600,000)
Net increase (decrease)	350,000	200,000

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017(1)
Net asset value, beginning of year/period	$34.12	$34.03	$29.18	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.47	0.52	0.45	0.40
Net realized and unrealized gain (loss) on investments	3.39	0.03 (7)	4.77	3.83
Total from investment operations	3.86	0.55	5.22	4.23

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.58)	(0.46)	(0.37)	(0.05)
Total distributions	(0.58)	(0.46)	(0.37)	(0.05)

Capital share transactions:
Transaction fees	—	—	0.00 (6)	—
Net asset value, end of year/period	$37.40	$34.12	$34.03	$29.18

Total return	11.44%	1.86%	18.02%	16.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$58,912	$57,999	$57,848	$40,849

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65%	0.65%	0.65%	0.65	%(4)
Net investment income (loss) to average net assets	1.37%	1.59%	1.41%	1.56	%(4)
Portfolio turnover rate (5)	67%	36%	72%	38	%(3)

(1)	Commencement of operations on October 31, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005.
(7)

Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Year Ended September 30, 2020	Year Ended September 30, 2019		Period Ended September 30, 2018(1)
Net asset value, beginning of period/year	$16.75	$16.86		$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.32	0.29		0.25
Net realized and unrealized gain (loss) on investments	(1.40)	(0.24	)(6)	1.66
Total from investment operations	(1.08)	0.05		1.91

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investments income	(0.32)	(0.16)		(0.05)
Total distributions	(0.32)	(0.16)		(0.05)

Net asset value, end of year/period	$15.35	$16.75		$16.86

Total return	-6.70%	0.46%		12.78	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$13,811	$9,212		$5,902

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29%	0.29%		0.29	%(4)
Net investment income (loss) to average net assets	2.04%	1.80%		1.66	%(4)
Portfolio turnover rate (5)	42%	24%		36	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

Notes to Financial Statements
September 30, 2020

NOTE 1 – ORGANIZATION

American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the American Customer Satisfaction ETF is to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index. The investment objective of the Reverse Cap Weighted U.S. Large Cap ETF is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. American Customer Satisfaction ETF commenced operations on October 31, 2016, and Reverse Cap Weighted U.S. Large Cap ETF commenced operations on October 31, 2017.

The end of the reporting period for the Funds is September 30, 2020, and the period covered by these Notes to Financial Statements is the fiscal year ended September 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market® Exchange (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Continued)

security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

American Customer Satisfaction ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$58,856,085	$—	$—	$58,856,085
Short-Term Investments	53,726	—	—	53,726
Total Investments in Securities	$58,909,811	$—	$—	$58,909,811

Reverse Cap Weighted U.S. Large Cap ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,777,436	$—	$—	$13,777,436
Short-Term Investments	13,007	—	—	13,007
Total Investments in Securities	$13,790,443	$—	$—	$13,790,443

^	See Schedules of Investments for breakout of investments by sector classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received in the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Continued)

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in kind. For the fiscal year ended September 30, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
American Customer Satisfaction ETF	$(10,116,802)	$10,116,802
Reverse Cap Weighted U.S. Large Cap ETF	(480,835)	480,835

During the fiscal year ended September 30, 2020, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

American Customer Satisfaction ETF	$10,116,802
Reverse Cap Weighted U.S. Large Cap ETF	480,835

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Continued)

or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CSat Investment Advisory, L.P. d/b/a Exponential ETFs (the “Advisor”), serves as the investment advisor and index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, American Customer Satisfaction ETF pays the Advisor 0.65% and Reverse Cap Weighted U.S. Large Cap ETF pays the Advisor 0.294% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting;

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Continued)

prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$37,549,298	$37,310,429
Reverse Cap Weighted U.S. Large Cap ETF	4,853,615	4,420,849

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$65,992,518	$69,999,161
Reverse Cap Weighted U.S. Large Cap ETF	13,948,808	8,791,853

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of September 30, 2020 were as follows:

	American Customer Satisfaction ETF	Reverse Cap Weighted U.S. Large Cap ETF
Tax cost of investments	$57,128,548	$15,448,619
Gross tax unrealized appreciation	$5,101,920	$597,663
Gross tax unrealized depreciation	(3,320,657)	(2,255,840)
Net tax unrealized appreciation (depreciation)	1,781,263	(1,658,177)
Undistributed ordinary income	477,342	149,966
Undistributed long- term capital gains	—	—
Other accumulated gain (loss)	(7,470,288)	(936,755)
Distributable earnings (accumulated deficit)	$(5,211,683)	$(2,444,966)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of September 30, 2020, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
American Customer Satisfaction ETF	$4,133,319	$3,336,969
Reverse Cap Weighted U.S. Large Cap ETF	514,944	421,811

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2020 was as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$991,046	$—
Reverse Cap Weighted U.S. Large Cap ETF	177,756	—

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2019 was as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$778,066	$—
Reverse Cap Weighted U.S. Large Cap ETF	88,215	—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares for American Customer Satisfaction ETF and 50,000 shares for Reverse Cap Weighted U.S. Large Cap ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for American Customer Satisfaction ETF is $250 and for Reverse Cap Weighted U.S. Large Cap ETF is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2020 (Continued)

the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, an owner of the Advisor holds more than 25% of the total outstanding shares of the American Customer Satisfaction ETF.

NOTE 8 – RISKS

Sector Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Investment Company Risk. The American Customer Satisfaction ETF invests in investment companies. The risks of investment in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Exponential ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF (the “Funds”), each a series of ETF Series Solutions, as of September 30, 2020, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
American Customer Satisfaction ETF	For the year ended September 30, 2020	For the years ended September 30, 2020 and 2019	For the years ended September 30, 2020, 2019, and 2018 and for the period from October 31, 2016 (commencement of operations) through September 30, 2017
Reverse Cap Weighted U.S. Large Cap ETF	For the year ended September 30, 2020	For the years ended September 30, 2020 and 2019	For the years ended September 30, 2020 and 2019, and for the period from October 31, 2017 (commencement of operations) through September 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Exponential ETFs

Report of Independent Registered Public Accounting Firm

(Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 25, 2020

Exponential ETFs

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	45	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	45	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	45	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	45	None

Exponential ETFs

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).

Exponential ETFs

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ websites at www.acsietf.com and www.reverseetf.com.

Exponential ETFs

Expense Examples

For the Six-Months Ended September 30, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

American Customer Satisfaction ETF

	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,114.40	$3.44
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.75	$3.29

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 183/366, to reflect one-half year period.

Exponential ETFs

Expense Examples

For the Six-Months Ended September 30, 2020 (Unaudited) (Continued)

Reverse Cap Weighted U.S. Large Cap ETF

	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 933.00	$1.42
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,023.53	$1.49

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.294%, multiplied by the average account value during the period, multiplied by 183/366, to reflect one-half year period.

Exponential ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Exponential ETFs

Approval of Advisory Agreements & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between CSat Investment Advisory, L.P., doing business as Exponential ETFs (the “Adviser”), and the Trust, on behalf of the American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF (each, a “Fund”, and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended March 31, 2020, unless otherwise indicated below. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses.

American Customer Satisfaction ETF: The Board noted that, for the one-year, three-year, and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, but had trailed the performance of the S&P 500 Index. The Board further noted that, for the one-year period ended January 31, 2020, the Fund had underperformed the median for funds in the universe of U.S. Large Blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered that, for the period ended December 31, 2019, the Fund underperformed the median for its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that the Selected Peer Group was comprised of funds that did not focus on customer satisfaction data, but did include funds with smart beta strategies, typically a large cap bias, and a particular focus on either proprietary data sources or quality, value, and fundamental factors.

Reverse Cap Weighted U.S. Large Cap ETF: The Board noted that the Fund slightly outperformed its underlying index before fees and expenses for the one-year and since inception periods, but had significantly underperformed relative to the S&P 500 Index. The Board further noted that, for the one-year period ended January 31, 2020, the Fund had outperformed the median for funds in the universe of U.S. Mid-Cap Value ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that, although Morningstar had assigned the Fund to the U.S. Mid-Cap Value category, the Category Peer Group may not be an apt comparison for the Fund, which is comprised of companies in the S&P 500 Index. The Board considered that, for the period ended December 31, 2019, the Fund underperformed the median for its most direct competitors as identified by the Adviser (the “Selected Peer Group”), which was comprised of large-cap funds with an investment strategy that relies on S&P 500 components, employs an alternative weight scheme focused on size, or employs a mean reversion strategy. The Board further noted that the Fund had less than two years of operating history, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs
(Unaudited) (Continued)

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

American Customer Satisfaction ETF: The Board noted that the expense ratio for the Fund was significantly higher than the median of its Category Peer Group and near the top of the Category Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s expense ratio was higher than the median for its Selected Peer Group, but within the range of funds in the Selected Peer Group.

Reverse Cap Weighted U.S. Large Cap ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was higher than the median for its Selected Peer Group, but within the range of funds in the Selected Peer Group.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with the applicable Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Exponential ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2020, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

American Customer Satisfaction ETF	100.00%
Reverse Cap Weighted U.S. Large Cap ETF	99.83%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended September 30, 2020 were as follows:

American Customer Satisfaction ETF	100.00%
Reverse Cap Weighted U.S. Large Cap ETF	97.01%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

American Customer Satisfaction ETF	0.00%
Reverse Cap Weighted U.S. Large Cap ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their respective websites at www.acsietf.com and www.reverseetf.com daily.

Exponential ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com and www.reverseetf.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on each Fund’s website at www.acsietf.com and www.reverseetf.com.

Advisor and Index Provider

CSat Investment Advisory, L.P. d/b/a Exponential ETFs
1001 Woodward Avenue, Suite 500
Detroit, Michigan 48226

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

American Customer Satisfaction ETF

Symbol – ACSI
CUSIP – 26922A776

Reverse Cap Weighted U.S. Large Cap ETF

Symbol – RVRS
CUSIP – 226922A685

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services, and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and other fees by the principal accountant.

American Customer Satisfaction ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Reverse Cap Weighted U.S. Large Cap ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

American Customer Satisfaction ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Reverse Cap Weighted U.S. Large Cap ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

American Customer Satisfaction ETF

Non-Audit Related Fees	FYE 9/30/2020	FYE 9/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Reverse Cap Weighted U.S. Large Cap ETF

Non-Audit Related Fees	FYE 9/30/2020	FYE 9/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Janet D. Olsen, David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/08/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/08/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel Treasurer (principal financial officer)

Date	12/08/2020